UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CAPITAL GROWTH FUND - 1ST QUARTER REPORT -
PERIOD ENDED October 31, 2005

[LOGO OF USAA]
   USAA(R)

                                  USAA CAPITAL
                                         GROWTH Fund

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES    SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.7%)

              AIR FREIGHT & LOGISTICS (1.1%)
    46,900    Pacer International, Inc.                                                      $  1,212
                                                                                             --------
              AIRLINES (1.0%)
    41,000    SkyWest, Inc.                                                                     1,202
                                                                                             --------
              APPAREL & ACCESSORIES & LUXURY GOODS (3.0%)
    17,700    Carter's, Inc.*                                                                   1,118
    40,400    Phillips-Van Heusen Corp.                                                         1,149
    50,600    Warnaco Group, Inc.*                                                              1,148
                                                                                             --------
                                                                                                3,415
                                                                                             --------
              APPAREL RETAIL (4.2%)
    15,700    Children's Place Retail Stores, Inc.*                                               674
    53,200    Dress Barn, Inc.*                                                                 1,414
    14,100    Jos. A. Bank Clothiers, Inc.*                                                       575
    43,600    Men's Wearhouse, Inc.*                                                            1,077
    45,900    Pacific Sunwear of California, Inc.*                                              1,148
                                                                                             --------
                                                                                                4,888
                                                                                             --------
              APPLICATION SOFTWARE (4.4%)
    19,100    Blackbaud, Inc.                                                                     275
    23,900    Hyperion Solutions Corp.*                                                         1,156
    14,000    Jack Henry & Associates, Inc.                                                       252
   146,250    Lawson Software, Inc.*(a)                                                         1,120
     3,100    Mapinfo Corp.*                                                                       38
   235,750    Parametric Technology Corp.*                                                      1,535
    38,000    Sonic Solutions*                                                                    727
                                                                                             --------
                                                                                                5,103
                                                                                             --------
              AUTOMOTIVE RETAIL (0.4%)
    11,600    Pantry, Inc.*                                                                       449
                                                                                             --------
              BIOTECHNOLOGY (3.4%)
    15,500    Amylin Pharmaceuticals, Inc.*(a)                                                    521
    34,900    Medarex, Inc.*                                                                      305
    11,400    Techne Corp.*                                                                       618
    16,500    Telik, Inc.*                                                                        246
    19,700    United Therapeutics Corp.*                                                        1,455
    38,400    Viropharma, Inc.*                                                                   736
                                                                                             --------
                                                                                                3,881
                                                                                             --------
              CASINOS & GAMING (0.5%)
    20,000    Penn National Gaming, Inc.*                                                         591
                                                                                             --------
              CATALOG RETAIL (0.3%)
    36,200    PetMed Express, Inc.*                                                               402
                                                                                             --------
              COAL & CONSUMABLE FUELS (0.6%)
    19,100    Foundation Coal Holdings, Inc.                                                      716
                                                                                             --------
              COMMUNICATIONS EQUIPMENT (3.8%)
    51,300    Adtran, Inc.                                                                      1,552
    21,000    Commscope, Inc.*                                                                    410
    13,800    Emulex Corp.*                                                                       255

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES    SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    24,800    InterDigital Communications Corp.*                                             $    476
    55,900    Netgear, Inc.*                                                                    1,093
     7,200    Packeteer, Inc.*                                                                     57
    38,400    Tekelec, Inc.*                                                                      527
                                                                                             --------
                                                                                                4,370
                                                                                             --------
              COMPUTER HARDWARE (1.1%)
    26,400    Avid Technology, Inc.*                                                            1,300
                                                                                             --------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
    17,500    Rackable Systems, Inc.*                                                             243
                                                                                             --------
              CONSTRUCTION & ENGINEERING (0.5%)
    36,300    Williams Scotsman International, Inc.*                                              554
                                                                                             --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (4.3%)
     9,500    FreightCar America, Inc.                                                            415
    40,500    JLG Industries, Inc.                                                              1,554
    25,500    Manitowoc Co., Inc.                                                               1,357
    30,200    Terex Corp.*                                                                      1,660
                                                                                             --------
                                                                                                4,986
                                                                                             --------
              CONSTRUCTION MATERIALS (2.0%)
     8,400    Eagle Materials, Inc.                                                               895
    43,700    Headwaters, Inc.*                                                                 1,391
                                                                                             --------
                                                                                                2,286
                                                                                             --------
              CONSUMER FINANCE (0.9%)
    22,900    CompuCredit Corp.*(a)                                                             1,003
                                                                                             --------
              DATA PROCESSING & OUTSOURCED SERVICES (3.0%)
    20,950    Euronet Worldwide, Inc.*                                                            589
    66,400    Moneygram International, Inc.                                                     1,614
    33,100    TALX Corp.                                                                        1,308
                                                                                             --------
                                                                                                3,511
                                                                                             --------
              DISTRIBUTORS (0.7%)
     9,900    Building Materials Holding Corp.                                                    842
                                                                                             --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.7%)
    21,420    Portfolio Recovery Associates, Inc.*(a)                                             833
                                                                                             --------
              DRUG RETAIL (0.8%)
    22,100    Longs Drug Stores Corp.                                                             922
                                                                                             --------
              EDUCATIONAL SERVICES (0.9%)
    18,400    ITT Educational Services, Inc.*                                                   1,017
                                                                                             --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     9,850    Regal-Beloit Corp.                                                                  313
                                                                                             --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (1.2%)
    30,800    Itron, Inc.*                                                                      1,339
                                                                                             --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES    SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
    19,300    Plexus Corp.*                                                                  $    341
                                                                                             --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.9%)
    21,700    Clean Harbors, Inc.*                                                                736
    13,300    Rollins, Inc.                                                                       253
                                                                                             --------
                                                                                                  989
                                                                                             --------
              FOOTWEAR (1.2%)
    64,880    Skechers U.S.A., Inc. "A"*                                                          822
    27,545    Wolverine World Wide, Inc.                                                          577
                                                                                             --------
                                                                                                1,399
                                                                                             --------
              GENERAL MERCHANDISE STORES (0.5%)
    21,000    Conns, Inc.*                                                                        615
                                                                                             --------
              HEALTH CARE DISTRIBUTORS (0.9%)
    36,000    Owens & Minor, Inc.                                                               1,060
                                                                                             --------
              HEALTH CARE EQUIPMENT (2.1%)
    17,730    Diagnostic Products Corp.                                                           747
    31,580    Respironics, Inc.*                                                                1,133
     8,600    Steris Corp.                                                                        196
    15,600    Symmetry Medical, Inc.*                                                             345
                                                                                             --------
                                                                                                2,421
                                                                                             --------
              HEALTH CARE FACILITIES (2.4%)
    30,000    LCA-Vision, Inc.                                                                  1,260
    13,600    Radiation Therapy Services, Inc.*                                                   409
    30,000    United Surgical Partners International, Inc.*                                     1,075
                                                                                             --------
                                                                                                2,744
                                                                                             --------
              HEALTH CARE SERVICES (3.3%)
    39,950    Dendrite International, Inc.*                                                       701
    48,725    Option Care, Inc.                                                                   608
    21,000    Pediatrix Medical Group, Inc.*                                                    1,618
    37,100    Ventiv Health, Inc.*                                                                936
                                                                                             --------
                                                                                                3,863
                                                                                             --------
              HEALTH CARE SUPPLIES (0.6%)
    26,800    Immucor, Inc.*                                                                      695
                                                                                             --------
              HOMEBUILDING (1.4%)
     9,580    Meritage Homes Corp.*                                                               596
     9,000    William Lyon Homes*(a)                                                            1,070
                                                                                             --------
                                                                                                1,666
                                                                                             --------
              HOMEFURNISHING RETAIL (0.3%)
    15,700    Aaron Rents, Inc.                                                                   309
                                                                                             --------
              HOUSEWARES & SPECIALTIES (1.6%)
    79,300    Tupperware Corp.                                                                  1,818
                                                                                             --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (2.1%)
    22,300    Administaff, Inc.                                                                   944
    64,430    Labor Ready, Inc.*                                                                1,504
                                                                                             --------
                                                                                                2,448
                                                                                             --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES    SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              HYPERMARKETS & SUPER CENTERS (0.7%)
    28,300    BJ's Wholesale Club, Inc.*                                                     $    806
                                                                                             --------
              INDUSTRIAL GASES (0.5%)
    21,000    Airgas, Inc.                                                                        594
                                                                                             --------
              INDUSTRIAL MACHINERY (0.6%)
       900    Actuant Corp. "A"                                                                    44
    26,100    Columbus McKinnon Corp.*                                                            595
                                                                                             --------
                                                                                                  639
                                                                                             --------
              INSURANCE BROKERS (0.6%)
    15,300    National Financial Partners Corp.                                                   692
                                                                                             --------
              INTERNET RETAIL (0.2%)
     9,100    Priceline.com, Inc.*                                                                173
                                                                                             --------
              INTERNET SOFTWARE & SERVICES (0.2%)
     6,000    J2 Global Communications, Inc.*                                                     265
                                                                                             --------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     7,900    GFI Group, Inc.*                                                                    355
                                                                                             --------
              IT CONSULTING & OTHER SERVICES (0.6%)
     9,600    CACI International, Inc. "A"*                                                       524
     8,100    ManTech International Corp. "A"*                                                    224
                                                                                             --------
                                                                                                  748
                                                                                             --------
              MANAGED HEALTH CARE (2.5%)
    45,000    Centene Corp.*                                                                      907
    12,300    Sierra Health Services, Inc.*                                                       923
    32,200    Wellcare Group, Inc.*                                                             1,014
                                                                                             --------
                                                                                                2,844
                                                                                             --------
              MOVIES & ENTERTAINMENT (0.4%)
    34,000    Playboy Enterprises, Inc. "B"*                                                      515
                                                                                             --------
              OIL & GAS DRILLING (3.3%)
    58,880    Grey Wolf, Inc.*                                                                    452
    47,800    Pioneer Drilling Co.*                                                               819
    47,420    Unit Corp.*                                                                       2,485
                                                                                             --------
                                                                                                3,756
                                                                                             --------
              OIL & GAS EQUIPMENT & SERVICES (5.1%)
    32,800    Cal Dive International, Inc.*                                                     2,018
    22,050    Hydril Co.*                                                                       1,463
    18,400    Lone Star Technologies, Inc.*                                                       842
    21,000    Oil States International, Inc.*                                                     695
    42,400    Superior Energy Services, Inc.*                                                     864
                                                                                             --------
                                                                                                5,882
                                                                                             --------
              OIL & GAS EXPLORATION & PRODUCTION (3.7%)
    11,600    Atlas America, Inc.*                                                                540
    16,400    Cabot Oil & Gas Corp. "A"                                                           751
    35,000    KCS Energy, Inc.*                                                                   844

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES    SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    35,600    St. Mary Land & Exploration Co.                                                $  1,211
    20,300    Stone Energy Corp.*                                                                 932
                                                                                             --------
                                                                                                4,278
                                                                                             --------
              OIL & GAS REFINING & MARKETING (1.6%)
    21,900    Alon USA Energy, Inc.*                                                              427
    38,600    Frontier Oil Corp.                                                                1,424
                                                                                             --------
                                                                                                1,851
                                                                                             --------
              PERSONAL PRODUCTS (2.0%)
    29,000    Chattem, Inc.*                                                                      957
    26,600    Herbalife Ltd.*                                                                     716
    29,900    Parlux Fragrances, Inc.*(a)                                                         692
                                                                                             --------
                                                                                                2,365
                                                                                             --------
              PROPERTY & CASUALTY INSURANCE (1.5%)
    17,800    Philadelphia Consolidated Holding Corp.*                                          1,713
                                                                                             --------
              PUBLISHING (0.7%)
    26,200    ProQuest Co.*                                                                       777
                                                                                             --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
    23,000    Jones Lang LaSalle, Inc.                                                          1,156
                                                                                             --------
              REGIONAL BANKS (0.6%)
    40,700    Wilshire Bancorp, Inc.                                                              665
                                                                                             --------
              RESTAURANTS (2.0%)
    30,100    Luby's, Inc.*                                                                       379
    45,000    Rare Hospitality International, Inc.*                                             1,375
    21,000    Sonic Corp.*                                                                        608
                                                                                             --------
                                                                                                2,362
                                                                                             --------
              SEMICONDUCTOR EQUIPMENT (0.6%)
    38,900    Photronics, Inc.*                                                                   700
                                                                                             --------
              SEMICONDUCTORS (1.0%)
    13,530    PortalPlayer, Inc.*(a)                                                              273
    14,400    Sigmatel, Inc.*                                                                     196
    69,650    Silicon Image, Inc.*                                                                639
                                                                                             --------
                                                                                                1,108
                                                                                             --------
              SPECIALIZED CONSUMER SERVICES (0.5%)
    17,500    Steiner Leisure Ltd.*                                                               597
                                                                                             --------
              SPECIALIZED FINANCE (0.3%)
    12,100    Asset Acceptance Capital Corp.*                                                     320
                                                                                             --------
              SPECIALTY STORES (1.3%)
    16,030    Guitar Center, Inc.*                                                                835
    18,300    Sports Authority, Inc.*                                                             510
     4,600    Zale Corp.*                                                                         129
                                                                                             --------
                                                                                                1,474
                                                                                             --------
              STEEL (3.2%)
    12,500    Cleveland-Cliffs, Inc.(a)                                                         1,019
    24,600    Quanex Corp.                                                                      1,425

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES    SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    16,700    Schnitzer Steel Industries, Inc. "A"                                           $    533
    23,100    Steel Dynamics, Inc.                                                                715
                                                                                             --------
                                                                                                3,692
                                                                                             --------
              SYSTEMS SOFTWARE (2.2%)
    26,600    MICROS Systems, Inc.*                                                             1,221
    31,000    Progress Software Corp.*                                                            965
    18,100    Sybase, Inc.*                                                                       403
                                                                                             --------
                                                                                                2,589
                                                                                             --------
              TOBACCO (0.6%)
    32,000    Vector Group Ltd.(a)                                                                639
                                                                                             --------
              TRADING COMPANIES & DISTRIBUTORS (2.3%)
    30,600    MSC Industrial Direct Co., Inc. "A"                                               1,168
    38,300    Wesco International, Inc.*                                                        1,523
                                                                                             --------
                                                                                                2,691
                                                                                             --------
              TRUCKING (1.3%)
    27,250    Old Dominion Freight Line, Inc.*                                                    964
    27,100    Swift Transportation Co., Inc.*                                                     495
                                                                                             --------
                                                                                                1,459
                                                                                             --------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    57,400    UbiquiTel, Inc.*                                                                    496
                                                                                             --------
              Total common stocks (cost: $104,165)                                            113,947
                                                                                             --------

              MONEY MARKET INSTRUMENTS (1.7%)

              MONEY MARKET FUNDS
 1,976,683    SSgA Prime Money Market Fund, 3.68%(b) (cost: $1,977)                             1,977
                                                                                             --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (4.1%)(e)

              MONEY MARKET FUNDS (1.7%)
   392,719    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.81%(b)                     393
 1,613,583    Merrill Lynch Premier Institutional Fund, 3.72%(b)                                1,613
                                                                                             --------
                                                                                                2,006
                                                                                             --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (2.4%)(c)
    $1,200    Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at $1,200 (collateralized by $1,265 of
                 U.S. Treasury Notes, 4.25%, due 10/31/2007; market value $1,262)               1,200
     1,500    Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $1,500 (collateralized by $1,559
                 of Fannie Mae Notes(d), 6.25%, due 10/27/2025; market value $1,530)            1,500
                                                                                             --------
                                                                                                2,700
                                                                                             --------
              Total short-term investments purchased with cash collateral from
                 securities loaned (cost: $4,706)                                               4,706
                                                                                             --------

              TOTAL INVESTMENTS (COST: $110,848)                                             $120,630
                                                                                             ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

      USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

      A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

         1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

         2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

         3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

         4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

8

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

            Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

      B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $13,292,000 and $3,510,000, respectively, resulting in net unrealized appreciation of $9,782,000.

      C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $115,432,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $4,519,000.

     (b) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

     (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

     (e) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     * Non-income-producing security for the 12 months preceding October 31, 2005.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48453-1205                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.